AEGON/Transamerica Series Fund, Inc.

Supplement dated November 8, 2004 to Prospectus dated May 1, 2004.

Investors should retain this Supplement for future reference.

At a meeting of the Board of Directors held on October 5, 2004, the Directors approved the following policy relating to the pricing of shares for the Asset Allocation funds. Therefore, the following disclosure is added to “Other Information – Valuation of Shares” as the second sentence of the first paragraph in the left hand column on page 4 of “Additional Information – All Portfolios”:

Orders for shares of the Asset Allocation funds and corresponding orders for the underlying funds in which they invest are priced on the same day when orders for shares of the Asset Allocation funds are received. Thus, receipt in good order of a request for shares of the Asset Allocation funds by regular closing time of the NYSE is deemed to constitute receipt of a proportional order for the corresponding underlying funds on the same day, so that both orders generally will receive that day’s NAV.

* * * * * * * * *

The following information replaces the second paragraph found under “Explanation of Strategies and Risks” in the left hand column on page 2 of “Additional Information – All Portfolios”:

AEGON Bond, American Century Large Company Value, Capital Guardian U.S. Equity, Clarion Real Estate Securities, Great Companies-TechnologySM, J.P. Index Enhanced Index, J.P. Morgan Mid Cap Value, MFS High Yield, Mercury Large Cap Value, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Small/Mid Cap Value, Transamerica U.S. Government Securities, and Van Kampen Large Cap Core, as part of each fund’s investment policy, invest at least 80% of its assets (defined as net assets plus the amount of any borrowings for investment purposes) in certain securities as indicated in this prospectus. Shareholders will be provided with at least 60 days’ prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

* * * * * * * * *

The following new portfolio manager is added as the fifth paragraph in the right hand column on page ACI-3 under the heading “American Century International –Portfolio Managers”:

Michael Perelstein, Vice President and Senior Portfolio Manager, has been a member of the team since joining American Century in October 2004. Prior to joining American Century, he was Chief Investment Officer and Managing Partner with Ellis Island Partners LLC from May 2002 to October 2004 and Executive Vice President and Head of International Equities with Schroder Investment Management from January 1997 to May 2002. He has a bachelor’s degree in economics from Brandeis University, an MA in economics from the University of Chicago and an MBA in finance from the University of Chicago.

* * * * * * * * *

The following sentence replaces the second sentence of the second paragraph in the left hand column on page MN-1 under the heading “Munder Net50 Principal Investment Strategies”

The portfolio intends to hold a core of 50 securities with further positions added as opportunities arise.

* * * * * * * * *

The following information provides new and additional information relating to the Asset Allocation Funds.

Asset Allocation – Conservative Portfolio

The following information replaces the first bullet point in the left hand column under “Principal Investment Strategies” on page AACONP-1 Asset Allocation – Conservative Portfolio:

•	Allocating the portfolio’s assets among underlying ATSF portfolios and certain funds of Transamerica IDEX Mutual Funds (“Transamerica IDEX”) based on the portfolio’s investment objective.

The following information replaces the first paragraph in the right hand column under “Underlying Fund Expenses” on page AACONP-3 Asset Allocation – Conservative Portfolio:

Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying ATSF portfolios and Transamerica IDEX funds in which the portfolio invests, including a 12b-1 fee of up to 0.15% incurred as a result of the portfolio’s investment in Initial Class shares (which will not be charged through April 30, 2005), and 0.25% incurred as a result of the portfolio’s investment in Service Class shares of the underlying ATSF portfolios. Certain ATSF portfolios and Transamerica IDEX funds can be used in the portfolio.

The following sentence replaces the sentence in the right hand column under “Underlying Fund Expenses on page AACONP-3 Asset Allocation – Conservative Portfolio:

The range is generally expected to vary within a range of 0.51% to 1.45%.

* * * * * * * * *

Asset Allocation – Growth Portfolio

The following information replaces the first bullet point in the left hand column under “Principal Investment Strategies” on page AAGRP-1 Asset Allocation – Growth Portfolio:

•	Allocating the portfolio’s assets among underlying ATSF portfolios and certain funds of Transamerica IDEX Mutual Funds (“Transamerica IDEX”) based on the portfolio’s investment objective.

The following information replaces the first paragraph in the right hand column under “Underlying Fund Expenses” on page AAGRP-3 Asset Allocation – Growth Portfolio:

Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying ATSF portfolios and Transamerica IDEX funds in which the portfolio invests, including a 12b-1 fee of up to 0.15% incurred as a result of the portfolio’s investment in Initial Class shares (which will not be charged through April 30, 2005), and 0.25% incurred as a result of the portfolio’s investment in Service Class shares of the underlying ATSF portfolios. Certain ATSF portfolios and Transamerica IDEX funds can be used in the portfolio.

The following sentence replaces the sentence in the right hand column under “Underlying Fund Expenses on page AAGRP-3 Asset Allocation – Growth Portfolio:

The range is generally expected to vary within a range of 0.52% to 1.46%.

* * * * * * * * *

Asset Allocation – Moderate Portfolio

The following information replaces the first bullet point in the left hand column under “Principal Investment Strategies” on pageAAMODP-1 Asset Allocation – Moderate Portfolio:

•	Allocating the portfolio’s assets among underlying ATSF portfolios and certain funds of Transamerica IDEX Mutual Funds (“Transamerica IDEX”) based on the portfolio’s investment objective.

The following information replaces the first paragraph in the right hand column under “Underlying Fund Expenses” on page AAMODP-3 Asset Allocation –Moderate Portfolio:

Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying ATSF portfolios and Transamerica IDEX funds in which the portfolio invests, including a 12b-1 fee of up to 0.15% incurred as a result of the portfolio’s investment in Initial Class shares (which will not be charged through April 30, 2005), and 0.25% incurred as a result of the portfolio’s investment in Service Class shares of the underlying ATSF portfolios. Certain ATSF portfolios and Transamerica IDEX funds can be used in the portfolio.

The following sentence replaces the sentence in the right hand column under “Underlying Fund Expenses on page AAMODP-3 Asset Allocation – Moderate Portfolio:

The range is generally expected to vary within a range of 0.50% to 1.44%.

* * * * * * * * * *

Asset Allocation – Moderate Growth Portfolio

The following information replaces the first bullet point in the left hand column under “Principal Investment Strategies” on pageAAMGP-1 Asset Allocation – Moderate Growth Portfolio:

•	Allocating the portfolio’s assets among underlying ATSF portfolios and certain funds of Transamerica IDEX Mutual Funds (“Transamerica IDEX”) based on the portfolio’s investment objective.

The following information replaces the first paragraph in the right hand column under “Underlying Fund Expenses” on page AAMGP-3 Asset Allocation –Moderate Growth Portfolio:

Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying ATSF portfolios and Transamerica IDEX funds in which the portfolio invests, including a 12b-1 fee of up to 0.15% incurred as a result of the portfolio’s investment in Initial Class shares (which will not be charged through April 30, 2005), and 0.25% incurred as a result of the portfolio’s investment in Service Class shares of the underlying ATSF portfolios. Certain ATSF portfolios and Transamerica IDEX funds can be used in the portfolio.

The following sentence replaces the sentence in the right hand column under “Underlying Fund Expenses on page AAMGP-3 Asset Allocation – Moderate Growth Portfolio:

The range is generally expected to vary within a range of 0.50% to 1.44%.